UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078
______________________________________________

Master Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2010

Item 1. Reports to Stockholders.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Semiannual Report
October 31, 2010

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—17.49%

Federal Farm Credit Bank
0.161%, due 11/18/10(1)	$137,000,000	$137,000,000

0.270%, due 12/15/10(1)	115,000,000	115,000,000

0.270%, due 01/12/11(1)	109,000,000	108,989,697

0.340%, due 01/14/11(2)	150,000,000	149,895,167

Federal Home Loan Bank
0.300%, due 11/01/10(1)	135,000,000	135,000,000

0.310%, due 11/01/10(1)	100,000,000	100,000,000

0.430%, due 11/04/10	167,500,000	167,500,519

0.280%, due 12/29/10(1)	177,000,000	177,000,000

0.375%, due 01/19/11	27,615,000	27,615,000

0.500%, due 05/17/11(2)	115,000,000	114,685,347

0.580%, due 05/27/11	110,000,000	110,000,000

0.300%, due 11/08/11	96,500,000	96,495,175

Federal Home Loan Mortgage Corp.*
0.250%, due 01/03/11(2)	215,000,000	214,905,938

0.270%, due 02/22/11(2)	175,000,000	174,851,688

0.330%, due 02/22/11(2)	71,850,000	71,775,575

Federal National Mortgage Association*
0.240%, due 01/18/11(2)	105,000,000	104,945,400

0.300%, due 01/18/11(2)	150,000,000	149,902,500

0.240%, due 01/19/11(2)	200,000,000	199,894,667

0.240%, due 04/01/11(2)	100,000,000	99,899,333

0.250%, due 09/06/11(2)	200,000,000	199,570,833

US Treasury Notes
0.875%, due 12/31/10	300,000,000	300,316,957

0.875%, due 02/28/11	449,300,000	450,191,702

0.875%, due 03/31/11	100,000,000	100,167,559

4.875%, due 04/30/11	138,000,000	141,123,975

4.875%, due 05/31/11	112,900,000	115,920,060

Total US government and agency obligations
(cost—$3,762,647,092)		3,762,647,092

Certificates of deposit—17.44%

Banking-non-US—17.44%
Abbey National Treasury Services PLC
0.439%, due 01/18/11(1)	210,000,000	210,000,000

Bank of Montreal
0.270%, due 11/15/10	200,000,000	200,000,000

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Bank of Nova Scotia
0.260%, due 11/01/10(1)	$182,000,000	$182,000,000

0.266%, due 11/17/10(1)	175,000,000	174,999,578

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.320%, due 11/12/10	200,000,000	200,000,000

BNP Paribas SA
0.439%, due 01/18/11(1)	95,000,000	95,000,000

Credit Agricole CIB
0.320%, due 01/31/11	205,000,000	205,000,000

Deutsche Bank AG
0.280%, due 01/18/11	200,000,000	200,000,000

KBC Bank NV
0.300%, due 11/15/10	197,000,000	197,000,000

Lloyds TSB Bank PLC
0.289%, due 01/19/11(1)	119,000,000	119,000,000

Mitsubishi UFJ Trust & Banking Corp.
0.345%, due 12/16/10	200,000,000	199,913,825

Mizuho Corporate Bank Ltd.
0.240%, due 11/04/10	200,000,000	200,000,000

National Australia Bank Ltd.
0.355%, due 11/29/10(1)	175,000,000	175,000,000

0.309%, due 01/19/11(1)	44,250,000	44,241,142

Natixis
0.390%, due 11/01/10(1)	203,000,000	203,000,000

0.530%, due 11/01/10(1)	172,500,000	172,500,000

Royal Bank of Canada
0.430%, due 11/01/10(1)	175,000,000	175,000,000

Royal Bank of Scotland PLC
0.490%, due 11/01/10	200,000,000	200,000,000

0.288%, due 01/25/11(1)	240,500,000	240,500,000

Svenska Handelsbanken
0.270%, due 11/24/10	264,000,000	264,000,843

Westpac Banking Corp.
0.380%, due 11/04/10(1)	95,000,000	95,000,000

Total certificates of deposit (cost—$3,752,155,388)		3,752,155,388

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper(2)—47.75%

Asset backed-banking—2.21%
Atlantis One Funding
0.290%, due 01/31/11	$300,000,000	$299,780,083

0.370%, due 02/11/11	175,000,000	174,816,542

		474,596,625

Asset backed-miscellaneous—15.21%
Amsterdam Funding Corp.
0.240%, due 11/02/10	200,000,000	199,998,667

0.240%, due 11/03/10	125,000,000	124,998,333

0.240%, due 11/23/10	80,000,000	79,988,267

Atlantic Asset Securitization LLC
0.240%, due 11/10/10	90,000,000	89,994,600

0.250%, due 11/19/10	100,000,000	99,987,500

0.280%, due 12/02/10	127,750,000	127,719,198

0.270%, due 01/06/11	70,000,000	69,965,350

Bryant Park Funding LLC
0.240%, due 11/01/10	100,000,000	100,000,000

0.230%, due 11/02/10	154,310,000	154,309,014

Falcon Asset Securitization Corp.
0.240%, due 11/10/10	108,000,000	107,993,520

0.270%, due 01/11/11	75,000,000	74,960,063

0.280%, due 02/07/11	75,000,000	74,942,833

Jupiter Securitization Co. LLC
0.235%, due 11/09/10	85,000,000	84,995,561

0.240%, due 11/15/10	50,013,000	50,008,332

0.230%, due 12/01/10	50,000,000	49,990,417

Liberty Street Funding LLC
0.240%, due 11/01/10	187,000,000	187,000,000

LMA Americas LLC
0.240%, due 11/09/10	128,000,000	127,993,173

0.260%, due 11/26/10	78,700,000	78,685,790

0.260%, due 11/30/10	70,500,000	70,485,234

0.290%, due 01/26/11	50,000,000	49,965,361

Old Line Funding Corp.
0.280%, due 11/15/10	100,323,000	100,312,076

Regency Markets No.1 LLC
0.250%, due 11/05/10	92,000,000	91,997,444

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Asset backed-miscellaneous—(concluded)
Salisbury Receivables Co. LLC
0.240%, due 11/15/10	$50,000,000	$49,995,333

Sheffield Receivables Corp.
0.270%, due 11/01/10	68,000,000	68,000,000

0.260%, due 12/03/10	43,250,000	43,240,004

0.270%, due 01/10/11	85,000,000	84,955,375

Thames Asset Global Securitization No.1
0.240%, due 11/10/10	57,422,000	57,418,555

0.240%, due 11/15/10	75,000,000	74,993,000

Thunderbay Funding
0.230%, due 11/03/10	80,019,000	80,017,978

0.240%, due 11/15/10	71,315,000	71,308,344

0.250%, due 11/18/10	36,096,000	36,091,739

Variable Funding Capital Corp.
0.235%, due 11/04/10	90,000,000	89,998,238

0.270%, due 01/04/11	100,000,000	99,952,000

0.270%, due 01/14/11	200,000,000	199,889,000

Windmill Funding Corp.
0.240%, due 11/03/10	121,582,000	121,580,379

		3,273,730,678

Asset backed-securities—3.72%
Clipper Receivables Co. LLC
0.240%, due 11/17/10	90,000,000	89,990,400

0.280%, due 12/16/10	235,000,000	234,917,750

Grampian Funding LLC
0.320%, due 12/09/10	60,000,000	59,979,733

0.330%, due 12/15/10	90,000,000	89,963,700

0.330%, due 12/17/10	100,000,000	99,957,834

0.320%, due 01/14/11	225,000,000	224,852,000

		799,661,417

Banking-non-US—3.29%
ANZ National International Ltd.
0.280%, due 02/07/11	200,000,000	199,847,556

Banque et Caisse d’Epargne de L’Etat
0.260%, due 11/10/10	150,000,000	149,990,250

0.280%, due 01/21/11	50,000,000	49,968,500

0.290%, due 01/24/11	100,000,000	99,932,333

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Banking-non-US—(concluded)
Commonwealth Bank of Australia
0.336%, due 11/08/10(1),(3)	$95,000,000	$94,990,954

0.394%, due 11/08/10(1)	27,500,000	27,499,760

Westpac Securities NZ Ltd.
0.370%, due 11/01/10(1),(3)	25,000,000	25,000,000

0.336%, due 11/22/10(1),(3)	60,000,000	60,000,000

		707,229,353

Banking-US—19.80%
ABN Amro Funding USA LLC
0.320%, due 12/07/10	168,000,000	167,946,240

0.320%, due 01/03/11	150,000,000	149,916,000

0.320%, due 01/06/11	50,000,000	49,970,667

BNP Paribas Finance
0.340%, due 01/24/11	200,000,000	199,841,333

0.540%, due 02/04/11	155,000,000	154,779,125

Danske Corp.
0.270%, due 11/04/10	151,000,000	150,996,603

0.250%, due 11/16/10	250,000,000	249,973,958

0.255%, due 12/02/10	200,000,000	199,956,083

Deutsche Bank Financial LLC
0.260%, due 11/09/10	94,000,000	93,994,569

Dexia Delaware LLC
0.345%, due 11/01/10	285,000,000	285,000,000

0.340%, due 11/02/10	130,000,000	129,998,772

0.340%, due 11/03/10	200,000,000	199,996,222

ING (US) Funding LLC
0.340%, due 11/04/10	150,000,000	149,995,750

0.300%, due 01/20/11	195,000,000	194,870,000

0.560%, due 02/11/11	175,000,000	174,722,333

0.380%, due 04/21/11	100,000,000	99,819,500

JPMorgan Chase & Co.
0.275%, due 11/08/10	150,000,000	149,991,979

Natixis US Finance Co. LLC
0.530%, due 11/02/10	210,000,000	209,996,908

Nordea N.A., Inc.
0.250%, due 12/01/10	285,000,000	284,940,625

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Commercial paper(2)—(concluded)

Banking-US—(concluded)
0.250%, due 12/17/10	$100,925,000	$100,892,760

0.275%, due 02/10/11	67,850,000	67,797,652

Societe Generale N.A., Inc.
0.380%, due 11/02/10	195,000,000	194,997,942

0.330%, due 01/10/11	208,500,000	208,366,213

0.410%, due 04/07/11	193,000,000	192,654,905

State Street Bank & Trust Co.
0.280%, due 11/18/10	200,000,000	199,973,556

		4,261,389,695

Brokerage—0.88%
RBS Holdings USA, Inc.
0.310%, due 01/11/11	190,000,000	189,883,836

Finance-captive automotive—1.83%
Toyota Motor Credit Corp.
0.300%, due 11/17/10	150,000,000	149,980,000

0.340%, due 02/23/11	150,000,000	149,838,500

0.340%, due 02/24/11	95,000,000	94,896,819

		394,715,319

Insurance-life—0.81%
Prudential PLC
0.240%, due 11/08/10	75,000,000	74,996,500

0.250%, due 11/15/10	100,000,000	99,990,278

		174,986,778

Total commercial paper (cost—$10,276,193,701)		10,276,193,701

US master note—3.79%

Brokerage—3.79%
Banc of America Securities LLC
0.370%, due 11/01/10(1),(4) (cost—$816,000,000)	816,000,000	816,000,000

Short-term corporate obligations—1.59%

Banking-non-US—0.48%
Commonwealth Bank of Australia
0.275%, due 11/22/10(1),(3)	53,000,000	53,000,000

National Australia Bank Ltd.
0.362%, due 11/19/10(1),(3)	50,000,000	49,994,459

		102,994,459

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Short-term corporate obligations—(concluded)

Finance-captive automotive—0.18%
Toyota Motor Credit Corp.
0.256%, due 11/10/10(1)	$40,000,000	$40,000,000

Supranational—0.93%
International Bank for Reconstruction & Development
0.410%, due 11/01/10(2)	200,000,000	200,000,000

Total short-term corporate obligations (cost—$342,994,459)		342,994,459

Repurchase agreements—10.01%

Repurchase agreement dated 10/29/10 with Banc of America Securities, 0.210% due 11/01/10, collateralized by $109,220,000 Federal Home Loan Bank obligations, 5.500% due 07/15/36, $113,371,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.500% due 01/15/14 to 01/02/19, $196,306,000 Federal National Mortgage Association obligations, 1.000% to 5.800% due 04/25/14 to 02/09/26 and $1,690,000 US Treasury Notes, 2.500% due 06/30/17; (value—$459,000,101); proceeds: $450,007,875	450,000,000	450,000,000

Repurchase agreement dated 10/29/10 with Barclays Bank PLC, 0.210% due 11/01/10, collateralized by $129,185,000 Federal Home Loan Bank obligations, zero coupon due 04/29/11 and $330,123,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 03/28/11 to 04/11/11; (value—$459,000,638); proceeds: $450,007,875	450,000,000	450,000,000

Repurchase agreement dated 10/29/10 with Deutsche Bank Securities, Inc., 0.210% due 11/01/10, collateralized by $140,690,000 Federal Home Loan Bank obligations, zero coupon to 1.125% due 12/31/10 to 12/09/11, $315,093,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 2.125% due 05/25/11 to 11/30/12 and $234,009,300 US Treasury Bonds, 3.875% due 08/15/40; (value—$687,586,863); proceeds: $674,111,797	674,100,000	674,100,000

Repurchase agreement dated 10/29/10 with Goldman Sachs & Co., 0.220% due 11/01/10, collateralized by $456,557,000 Federal Home Loan Mortgage Corp. obligations, 1.150% due 10/07/13; (value—$459,000,848); proceeds: $450,008,250	450,000,000	450,000,000

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/29/10 with Morgan Stanley & Co., 0.200% due 11/01/10, collateralized by $101,704,000 Federal National Mortgage Association obligations, 1.000% to 2.250% due 11/19/12 to 03/28/16; (value—$102,000,193); proceeds: $100,001,667	$100,000,000	$100,000,000

Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $29,008,017 US Treasury Notes, 1.375% due 05/15/13; (value—$29,840,547); proceeds: $29,253,024	29,253,000	29,253,000

Total repurchase agreements (cost—$2,153,353,000)		2,153,353,000

Total investments (cost—$21,103,343,640 which approximates cost for federal income tax purposes)—98.07%		21,103,343,640

Other assets in excess of liabilities—1.93%		415,400,204

Net assets—100.00%		$21,518,743,844

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Variable rate security. The maturity date reflects earlier of reset dates or stated maturity dates. The interest rate shown is the current rate as of October 31, 2010, and resets periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.32% of net assets as of October 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The security detailed in the table below, which represents 3.79% of net assets, is considered liquid and restricted as of October 31, 2010.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
Security	date(5)	cost	assets	Value	assets

Banc of America
Securities LLC,
0.370%,11/01/10	10/29/10	$816,000,000	3.79%	$816,000,000	3.79%

(5)	Acquisition date represents most recent interest rate reset date on variable rate securities.

Prime Master Fund

Statement of net assets—October 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Fund’s investments.

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and
agency obligations	$—	$3,762,647,092	$—	$3,762,647,092

Certificates of deposit	—	3,752,155,388	—	3,752,155,388

Commercial paper	—	10,276,193,701	—	10,276,193,701

US master note	—	816,000,000	—	816,000,000

Short-term corporate
obligations	—	342,994,459	—	342,994,459

Repurchase
agreements	—	2,153,353,000	—	2,153,353,000

Total	$—	$21,103,343,640	$—	$21,103,343,640

At October 31, 2010, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country of origin

Percentage of total investments

United States	74.6%

United Kingdom	5.4

Japan	4.9

Canada	3.5

France	3.2

Australia	3.0

Luxemburg	1.4

Sweden	1.3

Germany	0.9

New Zealand	0.9

Belgium	0.9

Total	100.0%

Weighted average maturity—47 days

See accompanying notes to financial statements

9

Treasury Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

US government obligations—25.96%

US Treasury Bills
0.190%, due 03/31/11(1)	$100,000,000	$99,920,833

0.291%, due 07/28/11(1)	75,000,000	74,836,919

US Treasury Notes
0.875%, due 12/31/10	175,000,000	175,164,218

0.875%, due 01/31/11	630,000,000	631,079,412

5.000%, due 02/15/11	90,000,000	91,242,659

0.875%, due 02/28/11	300,000,000	300,585,463

0.875%, due 03/31/11	75,000,000	75,125,669

0.875%, due 04/30/11	235,000,000	235,674,363

4.875%, due 04/30/11	100,000,000	102,263,750

4.875%, due 05/31/11	275,000,000	282,356,214

Total US government obligations (cost—$2,068,249,500)		2,068,249,500

Repurchase agreements—70.98%

Repurchase agreement dated 10/29/10 with Banc of America Securities LLC, 0.210% due 11/01/10, collateralized by $63,906,043 US Treasury Bonds Coupon Strips, 8.125% due 11/15/20, $517,909,100 US Treasury Bonds Principal Strips, 3.500% to 11.250% due 02/15/15 to 08/15/40, $1,860,568,526 US Treasury Bonds Strips, zero coupon due 2/15/10 to 08/15/40, $44,642,800 US Treasury Inflation Index Bonds, 1.750% to 3.375% due 01/15/26 to 04/15/32, $135,886,700 US Treasury Inflation Index Notes, 1.250% to 2.625% due 04/15/11 to 07/15/20, $25,000,000 US Treasury Notes, 3.375% due 11/15/19, $63,480,600 US Treasury Notes Principal Strips, 1.375% to 5.125% due 11/15/10 to 08/15/18 and $468,400 US Treasury Notes Strips, zero coupon due 10/31/10 to 12/31/13; (value—$1,683,000,000); proceeds: $1,650,028,875

	1,650,000,000	1,650,000,000

Repurchase agreement dated 10/29/10 with Barclays Bank PLC, 0.210% due 11/01/10, collateralized by $1,463,538,800 US Treasury Bonds, 4.375% to 8.750% due 08/15/20 to 05/15/40 and $113,625,000 US Treasury Notes, 4.000% due 08/15/18; (value—$1,836,000,113); proceeds: $1,800,031,500	1,800,000,000	1,800,000,000

Treasury Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/29/10 with Deutsche Bank Securities, Inc., 0.210% due 11/01/10, collateralized by $2,043,337,380 US Treasury Bonds Coupon Strips, zero coupon due 08/15/18 to 05/15/27, $903,211,400 US Treasury Bonds Principal Strips, 4.500% to 7.500% due 11/15/24 to 08/15/39 and $136,133,000 US Treasury Bonds Strips, zero coupon due 11/15/23; (value—$1,637,202,000); proceeds: $1,605,128,089	$1,605,100,000	$1,605,100,000

Repurchase agreement dated 10/29/10 with Goldman Sachs & Co., 0.140% due 11/01/10, collateralized by $27,319,100 US Treasury Bills, zero coupon due 12/16/10 and $258,717,500 US Treasury Notes, 1.125% to 4.500% due 1/15/12 to 11/15/15; (value—$306,000,073); proceeds: $300,003,500	300,000,000	300,000,000

Repurchase agreement dated 10/29/10 with Morgan Stanley & Co., 0.200% due 11/01/10, collateralized by $248,919,700 US Treasury Inflation Index Notes, 1.250% to 1.875% due 07/15/13 to 01/15/15; (value—$306,000,096); proceeds: $300,005,000	300,000,000	300,000,000

Repurchase agreement dated 10/29/10 with State Street Bank & Trust Co., 0.010% due 11/01/10, collateralized by $275,000 US Treasury Notes, 1.375% due 05/15/13; (value—$282,893); proceeds: $274,000	274,000	274,000

Total repurchase agreements (cost—$5,655,374,000)		5,655,374,000

Total investments (cost—$7,723,623,500 which approximates cost for federal income tax purposes)—96.94%		7,723,623,500

Other assets in excess of liabilities—3.06%		243,653,643

Net assets—100.00%		$7,967,277,143

(1) Interest rates shown are the discount rates at date of purchase.

Treasury Master Fund

Statement of net assets—October 31, 2010 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government
obligations	$—	$2,068,249,500	$—	$2,068,249,500

Repurchase
agreements	—	5,655,374,000	—	5,655,374,000

Total	$—	$7,723,623,500	$—	$7,723,623,500

At October 31, 2010, there were no transfers between Level 1 and Level 2.

Weighted average maturity—38 days

See accompanying notes to financial statements

12

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—85.66%

Alabama—1.17%
Birmingham Special Care Facilities Financing Authority
Revenues Refunding (Methodist Home Aging),
0.310%, VRD	$5,725,000	$5,725,000

Infirmary Health System Special Care Facilities
Financing Authority of Mobile Revenue
(Infirmary Health System, Inc.),
Series B,
0.250%, VRD	8,300,000	8,300,000

Mobile Downtown Redevelopment Authority
Revenue (Austal USA LLC Project),
0.270%, VRD	5,000,000	5,000,000

		19,025,000

Alaska—0.30%
Borough of North Slope, Series A,
2.000%, due 06/30/11	4,800,000	4,852,221

Arizona—2.68%
AK-Chin Indian Community Revenue
0.300%, VRD	7,250,000	7,250,000

Apache County Industrial Development Authority Industrial
Development Revenue (Tucson Electric Power Co.),
Series 83C,
0.260%, VRD	18,000,000	18,000,000

Arizona Board of Regents University Systems Revenue Refunding,
Series A,
0.230%, VRD	10,590,000	10,590,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
0.290%, VRD	3,750,000	3,750,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
0.270%, VRD	300,000	300,000

Salt River Project Agricultural Improvement & Power District Electric
Systems Revenue (Barclays Capital Municipal Trust Receipts,
Series 9W),
0.290%, VRD(1),(2)	3,750,000	3,750,000

		43,640,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California—0.92%
California Infrastructure & Economic Development Bank Revenue
(Santa Barbara Performing Arts),
0.320%, VRD	$2,200,000	$2,200,000

Metropolitan Water District Southern California Refunding,
Series A,
0.210%, VRD	8,200,000	8,200,000

Metropolitan Water District Southern California Waterworks
Revenue Refunding,
Series A-1,
0.240%, VRD	2,740,000	2,740,000

San Diego County Certificates of Participation
(San Diego Foundation),
0.310%, VRD	1,900,000	1,900,000

		15,040,000

Colorado—2.09%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.330%, VRD(1),(2)	12,065,000	12,065,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series C-6,
0.280%, VRD	5,190,000	5,190,000

Denver City & County Certificates of Participation Refunding,
Series A1,
0.270%, VRD	10,820,000	10,820,000

Series A3,
0.270%, VRD	6,000,000	6,000,000

		34,075,000

Connecticut—1.21%
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University),
Series U,
0.220%, VRD	7,300,000	7,300,000

Connecticut State Housing Finance Authority (CIL Realty, Inc.),
0.250%, VRD	1,550,000	1,550,000

Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
0.330%, VRD(1),(2)	10,820,000	10,820,000

		19,670,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

District of Columbia—0.50%
District of Columbia Tax & Revenue Anticipation Notes,
2.000%, due 09/30/11	$8,000,000	$8,117,765

Florida—3.64%
Gainesville Utilities System Revenue,
Series A,
0.240%, VRD	2,490,000	2,490,000

Hillsborough County School Board Certificates of Participation
(Master Lease Program),
Series A (NATL-RE Insured),
0.300%, VRD	19,190,000	19,190,000

Series C (NATL-RE Insured),
0.300%, VRD	4,980,000	4,980,000

Jacksonville Sales Tax (Bank of America Austin Certificates,
Series 2008-3005X) (NATL-RE Insured),
0.330%, VRD(1),(2)	8,975,000	8,975,000

JEA Electric System Revenue,
Series Three-C-3,
0.250%, VRD	2,990,000	2,990,000

JEA Water & Sewer Revenue System,
Subseries B-1,
0.250%, VRD	2,180,000	2,180,000

Orange County School Board Certificates of Participation,
Series E,
0.300%, VRD	12,345,000	12,345,000

Orlando Utilities Commission Utility System Revenue,
0.290%, VRD	2,600,000	2,600,000

Pinellas County Health Facilities Authority Revenue
(Health System Baycare Health),
Series A1,
0.280%, VRD	3,400,000	3,400,000

		59,150,000

Georgia—4.25%
Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs,
Series 2253) (AGM Insured),
0.280%, VRD(1),(2)	9,750,000	9,750,000

Fulton County General Fund Tax Anticipation Notes,
2.000%, due 12/31/10	10,000,000	10,028,342

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Gainesville & Hall County Hospital Authority Revenue
Certificates of Participation (Northeast Georgia Health System),
Series A,
0.300%, VRD	$14,600,000	$14,600,000

Macon-Bibb County Hospital Authority Revenue Anticipation
Certificates (Medical Center Control),
0.300%, VRD	4,000,000	4,000,000

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
Series B,
0.260%, VRD	12,000,000	12,000,000

Municipal Electric Authority (Project One),
Subseries B,
0.310%, VRD	2,000,000	2,000,000

Private Colleges & Universities Authority Revenue (Emory University),
Series B-2,
0.220%, VRD	3,300,000	3,300,000

Series C-3,
0.220%, VRD	1,700,000	1,700,000

Series C-4,
0.220%, VRD	7,900,000	7,900,000

Thomasville Hospital Authority Revenue Anticipation
Certificates (John Archbold),
Series B,
0.300%, VRD	3,835,000	3,835,000

		69,113,342

Idaho—0.34%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/11	5,500,000	5,557,499

Illinois—3.60%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.280%, VRD	5,900,000	5,900,000

Series B,
0.270%, VRD	2,900,000	2,900,000

Chicago Board of Education Refunding,
Series B,
0.270%, VRD	12,900,000	12,900,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Chicago (Neighborhoods Alive 21),
Series B,
0.280%, VRD	$8,900,000	$8,900,000

Chicago Wastewater Transmission Revenue Refunding,
Subseries C-3,
0.270%, VRD	700,000	700,000

Chicago Water Revenue (Second Lien),
Subseries 2000-1,
0.290%, VRD	1,300,000	1,300,000

Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.250%, VRD	5,700,000	5,700,000

Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
0.400%, VRD	6,680,000	6,680,000

Illinois Finance Authority Revenue (Rehab Institute Chicago),
Series C,
0.240%, VRD	2,175,000	2,175,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (AGM Insured),
0.300%, VRD(1),(2)	6,600,000	6,600,000

Quad Cities Regional Economic Development Authority Revenue
(Two Rivers YMCA Project),
0.290%, VRD	4,830,000	4,830,000

		58,585,000

Indiana—1.35%
Indiana Municipal Power Agency Power Supply Systems
Revenue Refunding,
Series A,
0.290%, VRD	4,440,000	4,440,000

Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.300%, VRD	8,400,000	8,400,000

Purdue University Revenues (Student Facilities System),
Series A,
0.260%, VRD	9,175,000	9,175,000

		22,015,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Iowa—0.18%
Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.290%, VRD	$2,880,000	$2,880,000

Kansas—0.23%
Kansas State Department of Transportation Highway Revenue,
Series A-5,
0.240%, VRD	3,800,000	3,800,000

Kentucky—2.20%
Breckinridge County Lease Program Revenue (Kentucky
Association Leasing Trust),
Series A,
0.270%, VRD	9,025,000	9,025,000

Christian County Association of County’s Leasing
Trust Lease Program,
Series A,
0.270%, VRD	2,235,000	2,235,000

Series B,
0.270%, VRD	785,000	785,000

Shelby County Lease Revenue,
Series A,
0.270%, VRD	10,615,000	10,615,000

Trimble County Association of Counties Leasing Trust Lease
Program Revenue,
Series A,
0.270%, VRD	8,225,000	8,225,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.270%, VRD	4,835,000	4,835,000

		35,720,000

Maryland—1.91%
Easton Revenue (William Hill Manor),
Series C,
0.300%, VRD	3,305,000	3,305,000

Maryland Health & Higher Educational Facilities Authority
Revenue (John Hopkins University),
Series B,
0.240%, VRD	8,805,000	8,805,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Maryland—(concluded)
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.280%, VRD	$12,315,000	$12,315,000

Series A-7,
0.280%, VRD	6,700,000	6,700,000

		31,125,000

Massachusetts—6.98%
Massachusetts Department of Transportation Metropolitan
Highway System Revenue (Contract Assistance),
Series A5,
0.250%, VRD	3,400,000	3,400,000

Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-6E,
0.230%, VRD	2,800,000	2,800,000

Massachusetts Development Finance Agency Revenue Refunding
(Higher Education-Smith College),
0.240%, VRD	11,311,000	11,311,000

Massachusetts Development Finance Agency Revenue
(Simmons College),
Series G,
0.280%, VRD	13,500,000	13,500,000

Massachusetts Health & Educational Facilities Authority Revenue
(Citigroup ROCS RR-II-R-11585),
0.280%, VRD(1),(2)	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Authority Revenue
(Harvard University),
Series BB,
0.200%, VRD	1,600,000	1,600,000

Massachusetts Health & Educational Facilities Authority Revenue
(Henry Heywood),
Series C,
0.290%, VRD	2,970,000	2,970,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare Systems),
Series F3,
0.260%, VRD	$4,040,000	$4,040,000

Series I-1,
0.240%, VRD	2,000,000	2,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
0.290%, VRD	11,225,000	11,225,000

Massachusetts Health & Educational Facilities Authority Revenue
(Williams College),
Series I,
0.240%, VRD	10,000,000	10,000,000

Series J,
0.270%, VRD	12,700,000	12,700,000

Massachusetts Revenue Anticipation Notes,
Series C,
2.000%, due 06/23/11	10,000,000	10,107,671

Massachusetts Water Resources Authority Refunding
(General Multi-Modal),
Subseries C,
0.290%, VRD	6,000,000	6,000,000

Massachusetts Water Resources Authority Refunding (General),
Series A,
0.290%, VRD	11,990,000	11,990,000

		113,643,671

Michigan—1.05%
Green Lake Township Economic Development Corp.
Revenue Refunding (Interlochen Center Project),
0.270%, VRD	1,400,000	1,400,000

Michigan Finance Authority State Aid Notes,
Series D-1,
2.000%, due 08/19/11	5,000,000	5,047,447

Michigan State Hospital Finance Authority Revenue
(Ascension Health Senior Credit Group),
Subseries F-5,
0.250%, VRD	10,700,000	10,700,000

		17,147,447

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Minnesota—0.70%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.270%, VRD	$1,445,000	$1,445,000

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
0.230%, VRD	9,950,000	9,950,000

		11,395,000

Mississippi—2.70%
Jackson County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.230%, VRD	4,000,000	4,000,000

Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series D,
0.250%, VRD	10,000,000	10,000,000

0.270%, VRD	10,000,000	10,000,000

Series F,
0.210%, VRD	10,000,000	10,000,000

Series G,
0.230%, VRD	5,400,000	5,400,000

Mississippi Development Bank Special Obligation
(Jackson County Industrial Water System),
0.230%, VRD	4,600,000	4,600,000

		44,000,000

Missouri—1.60%
Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (De Smet Jesuit High School),
0.290%, VRD	4,530,000	4,530,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series C,
0.270%, VRD	12,200,000	12,200,000

Missouri State Health & Educational Facilities Authority Health
Facilities Revenue (BJC Health Systems),
Series E,
0.220%, VRD	1,500,000	1,500,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—(concluded)
University of Missouri Revenue (System Facilities),
Series A,
0.270%, VRD	$2,725,000	$2,725,000

Series B,
0.270%, VRD	5,100,000	5,100,000

		26,055,000

Montana—0.79%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.290%, VRD	10,000,000	10,000,000

Montana Facility Finance Authority Revenue
(Sisters of Charity Health Systems),
0.280%, VRD	2,900,000	2,900,000

		12,900,000

Nebraska—0.60%
Lancaster County Hospital Authority No.1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
0.290%, VRD	9,700,000	9,700,000

New Jersey—0.34%
New Jersey Health Care Facilities Financing Authority Revenue
(Princeton Healthcare),
Series B,
0.230%, VRD	5,000,000	5,000,000

Toms River,
2.000%, due 06/15/11	450,000	454,590

		5,454,590

New Mexico—0.31%
New Mexico Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	5,000,000	5,055,906

New York—7.45%
Erie County Fiscal Stability Authority Bond Anticipation Notes,
1.250%, due 07/29/11	7,000,000	7,044,962

Essex County Bond Anticipation Notes,
2.000%, due 11/19/10	1,000,000	1,000,577

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(continued)
Metropolitan Transportation Authority Dedicated Tax
Fund Refunding,
Subseries B-1,
0.250%, VRD	$7,410,000	$7,410,000

Subseries B-2,
0.250%, VRD	4,100,000	4,100,000

New York City Housing Development Corp. Multi-Family
Mortgage Revenue (The Crest),
Series A,
0.290%, VRD	13,000,000	13,000,000

New York City Municipal Finance Authority Water & Sewer
Systems Revenue (Citigroup ROCS, Series RR-II-R-11264),
0.280%, VRD(1),(2)	5,455,000	5,455,000

New York City Municipal Water Finance Authority Water & Sewer
Systems Revenue (2nd Generation Resolution),
Series AA-3,
0.350%, VRD	39,950,000	39,950,000

New York City Transitional Finance Authority
(New York City Recovery),
Series 3, Subseries 3-G,
0.240%, VRD	5,360,000	5,360,000

New York City Transitional Finance Authority Revenue
(Future Tax Secured),
Series A,
0.270%, VRD	3,900,000	3,900,000

Series A-2,
0.280%, VRD	1,200,000	1,200,000

New York Dormitory Authority Revenues (Citigroup ROCS,
Series RR-II-R-11560),
0.280%, VRD(1),(2)	2,070,000	2,070,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.270%, VRD	7,100,000	7,100,000

New York State Housing Finance Agency Revenue (North End),
Series A (FNMA Insured),
0.250%, VRD	5,700,000	5,700,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
Suffolk County Industrial Development Agency Civic Facilities
Revenue (Touro College Project),
0.270%, VRD	$8,000,000	$8,000,000

Triborough Bridge & Tunnel Authority Revenues
Bond Anticipation Notes,
2.000%, due 11/15/10	10,000,000	10,005,839

		121,296,378

North Carolina—5.17%
Charlotte-Mecklenburg Hospital Authority Health Care Systems
Revenue Refunding (Carolinas Healthcare),
Series B,
0.270%, VRD	2,480,000	2,480,000

Charlotte Water & Sewer System Revenue Refunding,
Series C,
0.280%, VRD	5,000,000	5,000,000

Charlotte Water & Sewer System Revenue,
Series B,
0.270%, VRD	13,700,000	13,700,000

Guilford County,
Series B,
0.300%, VRD	1,855,000	1,855,000

Mecklenburg County,
Series B,
0.270%, VRD	10,770,000	10,770,000

New Hanover County (School),
0.270%, VRD	2,835,000	2,835,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Campbell University),
0.300%, VRD	5,850,000	5,850,000

North Carolina Educational Facilities Finance Agency Revenue
(Duke University Project),
Series A,
0.200%, VRD	1,000,000	1,000,000

North Carolina Medical Care Commission Hospital Revenue
(Duke University Hospital Project),
Series A,
0.230%, VRD	9,800,000	9,800,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
Union County,
Series A,
0.230%, VRD	$19,145,000	$19,145,000

Wake County,
Series B,
0.280%, VRD	11,700,000	11,700,000

		84,135,000

Ohio—1.19%
Columbus (Sanitation Sewer),
Series 1,
0.240%, VRD	2,820,000	2,820,000

Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.280%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue,
Series B,
0.240%, VRD	3,530,000	3,530,000

Cuyahoga County Housing Revenue
(Euclid Avenue Housing Corp.),
Series A,
0.250%, VRD	6,000,000	6,000,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs,
Series 3244Z),
0.280%, VRD(1),(2)	3,695,000	3,695,000

Ohio University General Receipts,
Series B,
0.240%, VRD	565,000	565,000

		19,410,000

Oklahoma—0.85%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
0.290%, VRD	13,800,000	13,800,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Oregon—0.57%
Oregon Health Sciences University Revenue,
Series B-1,
0.270%, VRD	$5,960,000	$5,960,000

Series B-2,
0.260%, VRD	3,275,000	3,275,000

		9,235,000

Pennsylvania—4.33%
Allegheny County Higher Education Building Authority University
Revenue (Carnegie Mellon University),
0.270%, VRD	5,850,000	5,850,000

Allegheny County Higher Education Building Authority
University Revenue Refunding (Carnegie Mellon University),
0.270%, VRD	5,900,000	5,900,000

Allegheny County Hospital Development Authority Revenue
(University of Pittsburgh Medical Center),
Series B-2,
0.210%, VRD	12,500,000	12,500,000

Emmaus General Authority Revenue,
Subseries F-22,
0.280%, VRD	2,400,000	2,400,000

Geisinger Authority Health System (Geisinger Health System),
Series B,
0.250%, VRD	9,100,000	9,100,000

Series C,
0.270%, VRD	5,260,000	5,260,000

Montgomery County,
Series A,
0.270%, VRD	1,500,000	1,500,000

Pennsylvania Higher Educational Facilities Authority
College & University Revenues (St. Joseph’s University),
Series A,
0.250%, VRD	7,000,000	7,000,000

Philadelphia School District Refunding,
Series C (Assured Guaranty Insured),
0.230%, VRD	3,000,000	3,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Pittsburgh Water & Sewer Authority Water & Sewer Systems
Revenue (1st Lien),
Series B2,
0.250%, VRD	$6,600,000	$6,600,000

University of Pittsburgh of the Commonwealth Systems of
Higher Education,
2.000%, due 05/31/11	6,000,000	6,052,847

Westmoreland County Industrial Development Authority
Revenue (Excela Health Project),
Series B,
0.270%, VRD	5,300,000	5,300,000

		70,462,847

South Carolina—0.81%
Charleston County School District Tax Anticipation Notes
(SCSDE Insured),
2.000%, due 04/01/11	5,000,000	5,034,999

South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Anmed Health Project),
Series C,
0.260%, VRD	2,000,000	2,000,000

Series D,
0.300%, VRD	3,055,000	3,055,000

South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Regional Medical Center of Orangeburg),
0.290%, VRD	3,150,000	3,150,000

		13,239,999

Tennessee—2.64%
Metropolitan Government of Nashville & Davidson County
Health & Educational Facilities Board Revenue
(Vanderbilt University),
Series A,
0.230%, VRD	4,835,000	4,835,000

Series A-1,
0.230%, VRD	7,150,000	7,150,000

Metropolitan Government of Nashville & Davidson County
Industrial Development Board Revenue (YMCA Projects),
0.400%, VRD	4,500,000	4,500,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Tennessee—(concluded)
Montgomery County Public Building Authority Pooled Financing
Revenue (Tennessee County Loan Pool),
0.300%, VRD	$2,550,000	$2,550,000

Sevier County Public Building Authority (Local Government
Public Improvement),
Series B-1,
0.300%, VRD	4,865,000	4,865,000

Shelby County Refunding,
Series C,
0.330%, VRD	18,980,000	18,980,000

		42,880,000

Texas—11.09%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR NATL-RE Insured),
0.280%, VRD(1),(2)	9,575,000	9,575,000

Series RR-II-R-883WF (FGIC Insured),
0.270%, VRD(1),(2)	7,750,000	7,750,000

Austin Water & Wastewater Systems Revenue Refunding,
0.300%, VRD	7,490,000	7,490,000

Frisco Certificates of Obligation (Barclays Capital Municipal
Trust Receipts,
Series 188) (AGM Insured),
0.290%, VRD(1),(2)	5,300,000	5,300,000

Harris County Cultural Education Facilities Finance Corp.
Revenue (Methodist Hospital),
Series C-2,
0.270%, VRD	9,900,000	9,900,000

Subseries C-2,
0.270%, VRD	4,100,000	4,100,000

Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems),
Series A-1,
0.270%, VRD	17,600,000	17,600,000

Harris County Tax Anticipation Notes,
2.000%, due 02/28/11	10,000,000	10,053,966

Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project),
Series A,
0.280%, VRD	2,855,000	2,855,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.280%, VRD	$4,000,000	$4,000,000

Series B-6,
0.240%, VRD	2,600,000	2,600,000

Mesquite Independent School District (School Building),
Series A (PSF-GTD),
0.250%, VRD	17,450,000	17,450,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.300%, VRD	4,200,000	4,200,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.290%, VRD	4,000,000	4,000,000

San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.270%, VRD	4,250,000	4,250,000

Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources),
Series B,
0.250%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.280%, VRD(1),(2)	6,205,000	6,205,000

Texas (JP Morgan PUTTERs,
Series 3238),
0.280%, VRD(1),(2)	2,165,000	2,165,000

Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.300%, VRD(1),(2)	6,670,000	6,670,000

Texas State (Barclays Capital Municipal Trust Receipts,
Series 55B),
0.290%, VRD(1),(2)	2,050,000	2,050,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.280%, VRD(1),(2)	3,330,000	3,330,000

Texas State (Veterans),
Series C,
0.270%, VRD	10,000,000	10,000,000

Texas Tax & Revenue Anticipation Notes,
2.000%, due 08/31/11	20,000,000	20,275,025

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Texas Water Development Board Revenue Refunding
(State Revolving-Sub Lien),
Series A,
0.290%, VRD	$2,000,000	$2,000,000

University of Texas Permanent University Fund System,
Series A,
0.200%, VRD	2,270,000	2,270,000

University of Texas University Revenues (Financing Systems),
Series B,
0.210%, VRD	9,055,000	9,055,000

		180,468,991

Vermont—1.64%
Vermont Educational & Health Buildings Financing Agency
Revenue (Middlebury College Project),
Series A,
0.500%, VRD	4,350,000	4,350,000

Series B
0.500%, VRD	5,300,000	5,300,000

Winooski Special Obligation Refunding,
Series A,
0.300%, VRD	17,000,000	17,000,000

		26,650,000

Virginia—1.60%
Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical),
Series D,
0.250%, VRD	5,000,000	5,000,000

Norfolk Economic Development Authority Hospital Facilities
Revenue Refunding (Sentara Healthcare),
Series A (Mandatory Put 05/13/11 @100),
0.480%, due 05/13/11	10,000,000	10,000,000

University of Virginia University Revenues (General),
Series A,
0.200%, VRD	2,190,000	2,190,000

Virginia University Health System Authority Revenue (General),
Series C,
0.240%, VRD	8,875,000	8,875,000

		26,065,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Washington—5.77%
Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (JP Morgan PUTTERs,
Series 2643Z),
0.280%, VRD(1),(2)	$4,995,000	$4,995,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC-TCRs Insured),
0.330%, VRD(1),(2)	15,540,000	15,540,000

King County Sewer Revenue (Junior Lien),
Series A,
0.320%, VRD	43,475,000	43,475,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates,
Series 2170) (AGM Insured),
0.270%, VRD(1),(2)	5,085,000	5,085,000

Washington (Citigroup ROCS,
Series RR-II-R-11145) (AGM Insured),
0.280%, VRD(1),(2)	6,740,000	6,740,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (New Haven Apartments), (FNMA Insured),
0.260%, VRD	3,900,000	3,900,000

Washington Housing Finance Commission Multifamily Housing
Revenue Refunding (Washington Terrace),
0.270%, VRD	3,750,000	3,750,000

Washington (JP Morgan PUTTERs, Series 2650Z) (AGM Insured),
0.290%, VRD(1),(2)	3,995,000	3,995,000

Washington State (Citigroup ROCS, Series RR-II-R-11298)
(AGM Insured),
0.280%, VRD(1),(2)	4,945,000	4,945,000

Washington State Refunding (Various Purpose),
Series R-2011B,
5.000%, due 01/01/11	1,400,000	1,410,895

		93,835,895

West Virginia—0.32%
Cabell County University Facilities Revenue (Provident Group
Marshall Properties),
Series A,
0.300%, VRD	5,150,000	5,150,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Wisconsin—0.24%
Wisconsin Health & Educational Facilities Authority Revenue
(Meriter Hospital, Inc.),
Series A,
0.290%, VRD	$3,840,000	$3,840,000

Wyoming—0.35%
Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series A,
0.240%, VRD	5,100,000	5,100,000

Series B,
0.270%, VRD	600,000	600,000

		5,700,000

Total municipal bonds and notes (cost—$1,393,886,551)		1,393,886,551

Tax-exempt commercial paper—13.95%

Florida—1.11%
Florida Local Goverment,
0.300%, due 12/08/10	18,000,000	18,000,000

Georgia—1.51%
Atlanta Airport,
0.300%, due 12/13/10	5,000,000	5,000,000

Emory University,
0.280%, due 11/01/10	3,125,000	3,125,000

Metropolitan Atlanta Rapid Transit,
0.330%, due 11/04/10	16,500,000	16,500,000

		24,625,000

Illinois—0.61%
Illinois Educational Facilities Authority Revenue,
0.300%, due 11/01/10	10,000,000	10,000,000

Kentucky—1.05%
Pendleton County Multi-County,
0.370%, due 11/08/10	17,000,000	17,000,000

Maryland—2.20%
Baltimore County,
0.330%, due 11/10/10	30,400,000	30,400,000

Montgomery County,
0.320%, due 11/03/10	5,400,000	5,400,000

		35,800,000

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Massachusetts—0.61%
Harvard University,
0.250%, due 11/04/10	$10,000,000	$10,000,000

Michigan—0.92%
Trinity Health Credit Group,
0.300%, due 12/06/10	15,000,000	15,000,000

Minnesota—1.91%
Mayo Clinic,
0.280%, due 11/01/10	5,000,000	5,000,000

0.280%, due 12/07/10	16,000,000	16,000,000

0.300%, due 12/07/10	10,000,000	10,000,000

		31,000,000

Tennessee—0.61%
Vanderbilt University,
0.300%, due 05/23/11	10,000,000	10,000,000

Texas—2.54%
Harris County,
Series D,
0.300%, due 11/08/10	5,000,000	5,000,000

Houston Combined Utility System,
0.300%, due 12/09/10	7,100,000	7,100,000

0.340%, due 12/09/10	3,500,000	3,500,000

Houston Hotel Occupancy Tax,
0.300%, due 11/04/10	5,000,000	5,000,000

Methodist Hospital,
0.430%, due 12/08/10	12,000,000	12,000,000

San Antonio Electric & Gas,
0.290%, due 11/04/10	8,700,000	8,700,000

		41,300,000

Wyoming—0.88%
PacificCorp.,
0.320%, due 11/01/10	14,225,000	14,225,000

Total tax-exempt commercial paper (cost—$226,950,000)		226,950,000

Total investments (cost—$1,620,836,551 which approximates
cost for federal income tax purposes)—99.61%		1,620,836,551

Other assets in excess of liabilities—0.39%		6,301,458

Net assets—100.00%		$1,627,138,009

Tax-Free Master Fund

Statement of net assets—October 31, 2010 (unaudited)

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 9.85% of net assets as of October 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2010 and reset periodically.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2010 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds
and notes	$—	$1,393,886,551	$—	$1,393,886,551

Tax-exempt
commercial paper	—	226,950,000	—	226,950,000

Total	$—	$1,620,836,551	$—	$1,620,836,551

At October 31, 2010, there were no transfers between Level 1 and Level 2.

Weighted average maturity—23 days

See accompanying notes to financial statements

34

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2010 to October 31, 2010.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (continued)
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund
			Expenses paid
	Beginning	Ending	during period(1)	Expense ratio
	account value	account value	05/01/10 to	during the
	May 1, 2010	October 31, 2010	10/31/10	period

Actual	$1,000.00	$1,001.10	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund
			Expenses paid
	Beginning	Ending	during period(1)	Expense ratio
	account value	account value	05/01/10 to	during the
	May 1, 2010	October 31, 2010	10/31/10	period

Actual	$1,000.00	$1,000.60	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
			Expenses paid
	Beginning	Ending	during period(1)	Expense ratio
	account value	account value	05/01/10 to	during the
	May 1, 2010	October 31, 2010	10/31/10	period

Actual	$1,000.00	$1,000.90	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/10	04/30/10	10/31/09

Weighted average maturity(1)	47 days	35 days	54 days

Net assets (bln)	$21.5	$22.6	$19.6

Portfolio composition(2)	10/31/10	04/30/10	10/31/09

Commercial paper	47.8%	50.6%	51.3%

US government and agency obligations	17.5	16.2	18.3

Certificates of deposit	17.4	12.5	12.3

Repurchase agreements	10.0	12.8	12.9

US master note	3.8	3.6	3.0

Short-term corporate obligations	1.6	3.3	1.8

Time deposit	—	1.0	1.4

Other assets less liabilities	1.9	0.0 (3)	(1.0)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/10	04/30/10	10/31/09

Weighted average maturity(1)	38 days	40 days	54 days

Net assets (bln)	$8.0	$7.3	$7.6

Portfolio composition(2)	10/31/10	04/30/10	10/31/09

Repurchase agreements	71.0%	75.4%	62.8%

US government obligations	26.0	24.5	37.0

Other assets less liabilities	3.0	0.1	0.2

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/10	04/30/10	10/31/09

Weighted average maturity(1)	23 days	14 days	15 days

Net assets (bln)	$1.6	$1.9	$2.1

Portfolio composition(2)	10/31/10	04/30/10	10/31/09

Municipal bonds and notes	85.7%	89.5%	93.4%

Tax-exempt commercial paper	13.9	11.3	5.9

Money market funds	—	—	0.7

Other assets less liabilities	0.4	(0.8)	0.0 (3)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations

For the six months ended
October 31, 2010
(unaudited)

Prime Master Fund

Investment income:
Interest	$35,450,126

Expenses:
Investment advisory and administration fees	10,909,735

Trustees’ fees	49,295

Net expenses	10,959,030

Net investment income	24,491,096

Net realized gain	25,770

Net increase in net assets resulting from operations	$24,516,866

Treasury Master Fund

Investment income:
Interest	$8,483,729

Expenses:
Investment advisory and administration fees	4,041,185

Trustees’ fees	21,889

Net expenses	4,063,074

Net investment income	4,420,655

Net realized loss	(13,571)

Net increase in net assets resulting from operations	$4,407,084

Tax-Free Master Fund

Investment income:
Interest	$2,433,699

Expenses:
Investment advisory and administration fees	862,473

Trustees’ fees	10,019

Net expenses	872,492

Net investment income	1,561,207

Net increase in net assets resulting from operations	$1,561,207

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets

	For the
	six months ended	For the
	October 31, 2010	year ended
	(unaudited)	April 30, 2010

Prime Master Fund

From operations:
Net investment income	$24,491,096	$52,534,490

Net realized gain	25,770	201,183

Net increase in net assets resulting from operations	24,516,866	52,735,673

Net increase (decrease) in net assets from
beneficial interest transactions	(1,097,642,096)	2,931,246,583

Net increase (decrease) in net assets	(1,073,125,230)	2,983,982,256

Net assets:
Beginning of period	22,591,869,074	19,607,886,818

End of period	$21,518,743,844	$22,591,869,074

Treasury Master Fund

From operations:
Net investment income	$4,420,655	$10,317,114

Net realized gain (loss)	(13,571)	132,304

Net increase in net assets resulting from operations	4,407,084	10,449,418

Net increase (decrease) in net assets from
beneficial interest transactions	627,345,241	(3,374,821,928)

Net increase (decrease) in net assets	631,752,325	(3,364,372,510)

Net assets:
Beginning of period	7,335,524,818	10,699,897,328

End of period	$7,967,277,143	$7,335,524,818

Tax-Free Master Fund

From operations:
Net investment income	$1,561,207	$4,480,830

Net realized gain	—	164,409

Net increase in net assets resulting from operations	1,561,207	4,645,239

Net decrease in net assets from
beneficial interest transactions	(307,554,713)	(841,553,891)

Net decrease in net assets	(305,993,506)	(836,908,652)

Net assets:
Beginning of period	1,933,131,515	2,770,040,167

End of period	$1,627,138,009	$1,933,131,515

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	Six months ended October 31, 2010		Years ended April 30,				For the period August 28, 2007(1)
	(unaudited)		2010		2009		to April 30, 2008

Prime Master Fund
Ratios/supplemental data:
Net assets, end of period (000’s)	$21,518,744		$22,591,869		$19,607,887		$13,948,101

Expenses to average
net assets, before fee waivers by advisor	0.10	%(2)	0.10	%(4)	0.10%		0.10	%(2)

Expenses to average
net assets, net of fee waivers by advisor	0.10	%(2)	0.10	%(4)	0.10%		0.10	%(2)

Net investment income
to average net assets	0.22	%(2)	0.25%		1.90%		4.28	%(2)

Treasury Master Fund
Ratios/supplemental data:
Net assets, end of period (000’s)	$7,967,277		$7,335,525		$10,699,897		$6,711,384

Expenses to average
net assets, before fee waivers by advisor	0.10	%(2)	0.10%		0.10	%(4)	0.10	%(2)

Expenses to average
net assets, net of fee waivers by advisor	0.10	%(2)	0.10%		0.10	%(4)	0.10	%(2)

Net investment income to average net assets	0.11	%(2)	0.12%		0.77%		2.96	%(2)

Tax-Free Master Fund
Ratios/supplemental data:
Net assets, end of period (000’s)	$1,627,138		$1,933,132		$2,770,040		$2,642,116

Expenses to average
net assets, before fee waivers by advisor	0.10	%(2)	0.10	%(4)	0.10%		0.10	%(2)

Expenses to average
net assets, net of fee waivers by advisor	0.10	%(2)	0.10	%(4)	0.04%		0.00	%(2),(3)

Net investment income to average net assets	0.18	%(2)	0.20%		1.42%		2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.
(4)	Waivers by advisor represent less than 0.005%.

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Master Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the Master Funds. No significant transfers between Level 1 or Level 2 fair value measurements occurred at October 31, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Master Funds’ financial statement disclosures.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying securities or obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At October 31, 2010, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,811,148, $676,867 and $140,523, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. UBS Global AM has also reduced its management fee for interest expense related to borrowing. At October 31, 2010, UBS Global AM owed $27,078, $12,304 and $5,643 for the independent trustees fees and interest expense to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2010, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$56,335,608,132

Treasury Master Fund	130,819,944,583

Tax-Free Master Fund	411,027,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3 % of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. The Funds did not loan any securities during the six months ended October 31, 2010.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Effective November 12, 2010 interest will be charged to Tax-Free Master Fund at the higher of (a) the overnight federal funds rate in effect at the time of borrowings, plus 1.00% or (b) the reserve-adjusted US-dollar London Interbank Offered Rate (“LIBOR”) plus 1.00%. Tax-Free Master Fund did not borrow against the bank line of credit during the six months ended October 31, 2010.

Other liabilities
At October 31, 2010, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Prime Master Fund	$96,495,175

*Excludes investment advisory and administration fees.

Beneficial interest transactions

	For the	For the
	six months ended	year ended
Prime Master Fund	October 31, 2010	April 30, 2010

Contributions	$29,118,908,656	$42,776,750,451

Withdrawals	(30,216,550,752)	(39,845,503,868)

Net increase (decrease) in beneficial interest	$(1,097,642,096)	$2,931,246,583

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

	For the	For the
	six months ended	year ended
Treasury Master Fund	October 31, 2010	April 30, 2010

Contributions	$7,873,504,453	$10,240,126,831

Withdrawals	(7,246,159,212)	(13,614,948,759)

Net increase (decrease) in beneficial interest	$627,345,241	$(3,374,821,928)

	For the	For the
	six months ended	year ended
Tax-Free Master Fund	October 31, 2010	April 30, 2010

Contributions	$722,138,043	$2,552,766,939

Withdrawals	(1,029,692,756)	(3,394,320,830)

Net decrease in beneficial interest	$(307,554,713)	$(841,553,891)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

As of and during the period ended October 31, 2010, the Master Funds did not have any liabilities for any unrecognized tax positions. The Master Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the six months ended October 31, 2010, the Master Funds did not incur any interest or penalties.

Each of the tax years in the three year period ended April 30, 2010, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule and monthly portfolio holdings reports
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings: and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

At a meeting of the board of Master Trust on July 14-15, 2010, the members of the board, including the trustees who are not “interested persons” of Master Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a management contract (the “Management Contract”) between UBS Global AM and Master Trust with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”), and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the management contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding US SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of UBS AG, one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $143 billion in assets under management as of March 31, 2010 and was part of the UBS Global Asset Management Division, which had approximately $560 billion of assets under management worldwide as of March 31, 2010. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee, as defined below, and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund through August 31, 2011. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such waiver arrangements are not contractually imposed and can be increased, decreased or terminated by the intermediaries at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”). The board also noted that it had received supplemental information relating to net and gross fund yields and certain expense information for UBS money market funds, including the Master Funds, as compared to peers in the respective Expense Group.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

In connection with its consideration of management fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts, but in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Prime Institutional Feeder Fund’s Actual Management Fee, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its Expense Group’s median with the related Feeder Funds’ fees taken into account. The Prime Institutional Feeder Fund’s Contractual Management Fee and total expenses were in the third quintile and its Actual Management Fee was in the fifth quintile in the Prime Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that 20% of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that 20% of the funds in the Expense Group with the highest level of fees or expenses, as applicable). The Prime Preferred Feeder Fund’s Contractual Management Fee was in the third quintile, its Actual Management Fee was in the second quintile and its total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the second quintile in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although Prime Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Prime Investor Feeder Fund.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Management noted the discrepancy between the Prime Institutional Feeder Fund’s Contractual and Actual Management Fee rankings, explaining that due to the fund’s low “unitary” fee structure, whereby the advisor pays for all ordinary expenses, it did not have to engage in the same level of yield floor waiving as did its peers. Management noted that due to the fund’s “unitary” fee structure, relative comparisons should be performed on a total expense basis, which was in the third quintile, showing that the fund is in line with its peers.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that, with the exception of the Treasury Institutional Feeder Fund’s and the Treasury Investor Feeder Fund’s Actual Management Fees, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or slightly above or below its Expense Group’s median with the related Feeder Funds’ fees taken into account. The Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses were in the third quintile and its Actual Management Fee was in the fifth quintile of the Treasury Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the third quintile and its total expenses were in the second quintile of the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee and total expenses were in the third quintile and its Actual Management Fee was in the fourth quintile of the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although Treasury Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Treasury Investor Feeder Fund.

Similar to the Prime Institutional Feeder Fund, management noted that the Treasury Institutional Feeder Fund exhibited a discrepancy where the Contractual Management Fee and total expenses were in line with its

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

peers, but due to the fund’s low “unitary” fee, its Actual Management Fee ranked in the fifth quintile. Management explained that under the fund’s “unitary” fee structure the advisor pays for all ordinary expenses and therefore relative comparisons should be performed on a total expense basis, which shows that the fund is in line with its peers. Finally, management noted that although the Treasury Investor Fund’s Actual Management fee ranked in the fourth quintile, it was only slightly above the median.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group’s median with the related Feeder Funds’ fees taken into account. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee was in the first quintile, its Actual Management Fee was in the third quintile and total expenses were in the second quintile of the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile of the Tax-Free Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management Fee and total expenses were in the second quintile and its Actual Management Fee was in the first quintile of the Tax-Free Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although Tax-Free Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Tax-Free Investor Feeder Fund.

Taking all of the above into consideration, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of the services provided and proposed to be provided to each Master Fund under the Management Contract.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2010 and (b)annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2010. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the second quintile for the one- and three-year periods and in the first quintile for the five- and ten-year periods and since inception (with the first quintile representing that 20% of the funds in the Performance Universe with the highest performance and the fifth quintile representing that 20% of the funds in the Performance Universe with the lowest performance); the Prime Preferred Feeder Fund’s performance was in the first quintile for the one-year period and since inception; and the Prime Investor Feeder Fund’s performance was in the fourth quintile for the one-year period and in the third quintile since inception.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund and Treasury Investor Feeder Fund

The Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception; the Treasury Preferred Feeder Fund’s

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

performance was in the first quintile for the one-year period and since inception; and the Treasury Investor Feeder Fund’s performance was in the third quintile for the one-year period and in the fourth quintile since inception.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The Lipper information showed that the Tax-Free Institutional Feeder Fund was in the third quintile for the one-year period and since inception; the Tax-Free Preferred Feeder Fund’s performance was in the second quintile for the one-year period and in the third quintile since inception; and the Tax-Free Investor Feeder Fund’s performance was in the fifth quintile for the one-year period and since inception.

Management noted that the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund each posted below median returns for certain periods reported because the Lipper methodology compares each of the funds to an institutional peer universe; institutional funds typically have lower expense ratios and thus can generate higher levels of yield when compared to retail funds.

Based on its review, the Board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds, as well as information regarding enhancements to UBS Global AM’s methodology for determining profitability. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other potential benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative, and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract.

In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Ryan Nugent
Vice President	Vice President

Erin O. Houston
Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective offering document.

© 2010 UBS Global Asset Management (Americas) Inc. All rights reserved.

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)
(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 10, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 10, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 10, 2011